Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventories
Raw materials		$ 1,740
Goods in Transit	$ 631	3,354
Finished goods	11,635	22,151
Total	12,266	27,245
Inventories written down	$ 806	$ 2,493	$ 0